1. CORPORATE ORGANIZATION, NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage	82.00%	0.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage	0.00%	94.00%
Sales Revenue, Net [Member] | Customer A [Member]
Concentration risk percentage	50.00%	28.00%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration risk percentage	0.00%	12.00%